Financial instruments - Schedule of financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	$ 45	$ 0
Non-current assets	437	417
Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	522,999	448,624
Non-current assets	0	0
Cash and cash equivalents | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	0	0
Cash and cash equivalents | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	388,892	334,850
Short-term investments | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	0	0
Short-term investments | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	101,142	80,000
Accounts receivable, net | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	0	0
Accounts receivable, net | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	32,017	30,778
Accrued income | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	0	0
Accrued income | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	948	2,996
Current assets | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	45
Current assets | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	0
Noncurrent assets | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Non-current assets	437	417
Noncurrent assets | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Non-current assets	$ 0	$ 0